ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES

7.

ACCRUED LIABILITIES

The major components of accrued liabilities are summarized as follows:

	December 31,
	2012	2011
Accrued payroll and related benefits	$443,023	$598,223
Accrued interest	396,325	251,825
Litigation accruals	-	267,501
Accrued professional fees	40,000	15,955
Other accrued liabilities	242,771	30,000
Total accrued liabilities	$1,122,119	$1,163,504